The Royce Fund

Supplement to the Investment, Service, and Institutional Class Shares Prospectus Dated May 1, 2024

Royce Dividend Value Fund
Royce Premier Fund
Royce Small-Cap Fund
Royce Small-Cap Total Return Fund

I. Effective as of July 31, 2024, the paragraph appearing under the heading “Investment Adviser and Portfolio Management” for Royce Premier Fund is deleted in its entirety and replaced with the relevant information below.

Royce Premier Fund

Royce & Associates, LP is the Fund’s investment adviser and a limited partnership organized under the laws of Delaware. Royce & Associates primarily conducts its business under the name Royce Investment Partners. Portfolio Managers Lauren A. Romeo and Steven G. McBoyle are the Fund’s co-lead portfolio managers. They are assisted by Portfolio Manager Andrew S. Palen. Ms. Romeo and Mr. McBoyle became co-lead portfolio managers on April 1, 2022. Ms. Romeo (2016-2022) and Mr. McBoyle (2016-2022) were previously the Fund’s portfolio managers. Prior to that, Ms. Romeo (2006-2015) and Mr. McBoyle (2014-2015) were the Fund’s assistant portfolio managers. Mr. Palen became assistant portfolio manager on February 7, 2022.

II. Effective as of July 31, 2024, the paragraph appearing under the heading “Investment Adviser and Portfolio Management” for Royce Small-Cap Total Return Fund is deleted in its entirety and replaced with the relevant information below.

Royce Small-Cap Total Return Fund

Royce & Associates, LP is the Fund’s investment adviser and a limited partnership organized under the laws of Delaware. Royce & Associates primarily conducts its business under the name Royce Investment Partners. Miles Lewis is the Fund’s lead portfolio manager. Portfolio Manager Joseph Hintz, CFA®, manages the Fund with him. They are assisted by Jag Sriram, CFA®. Mr. Lewis became lead portfolio manager on May 1, 2021, and previously was portfolio manager (May 2020-May 2021). Mr. Hintz became portfolio manager on July 31, 2024, and previously was assistant portfolio manager (May 2022-July 2024). Mr. Sriram became assistant portfolio manager on July 31, 2024.

III. Effective as of July 31, 2024, the information below relating to Jag Sriram, CFA®, is added under the heading “Management of the Funds.”

Jag Sriram, CFA®

Portfolio Manager

Employed by Royce since 2020

Assistant Portfolio Manager for:

Royce Small-Cap Total Return Fund

Previously a Senior Vice President at Olesen Value Fund (2014-2020). Prior to that, he was a Vice President at Patriarch Management (2011-2014).

IV. Effective as of July 31, 2024, the information appearing under the heading “Management of the Funds” for Royce Premier and Royce Small-Cap Total Return Funds that is inconsistent with the relevant disclosure above is hereby revised accordingly.

V. Effective as of September 30, 2024, the paragraph appearing under the heading “Investment Adviser and Portfolio Management” for Royce Dividend Value Fund is deleted in its entirety and replaced with the relevant information below.

Royce Dividend Value Fund

Royce & Associates, LP is the Fund’s investment adviser and a limited partnership organized under the laws of Delaware. Royce & Associates primarily conducts its business under the name Royce Investment Partners. Miles Lewis is the Fund’s lead portfolio manager. Portfolio Manager Joseph Hintz, CFA®, manages the Fund with him. They are assisted by Jag Sriram, CFA®. Mr. Lewis, Mr. Hintz, and Mr. Sriram became lead portfolio manager, portfolio manager, and assistant portfolio manager, respectively, on September 30, 2024.

VI. Effective as of September 30, 2024, the paragraph appearing under the heading “Investment Adviser and Portfolio Management” for Royce Small-Cap Fund is deleted in its entirety and replaced with the relevant information below.

Royce Small-Cap Fund (formerly Royce Pennsylvania Mutual Fund)

Royce & Associates, LP is the Fund’s investment adviser and a limited partnership organized under the laws of Delaware. Royce & Associates primarily conducts its business under the name Royce Investment Partners. Portfolio Managers Jay S. Kaplan, Lauren A. Romeo, Steven G. McBoyle, Miles Lewis, and Andrew S. Palen manage the Fund. Mr. Kaplan and Ms. Romeo became portfolio managers in 2016 and were previously assistant portfolio managers from 2003 and 2006, respectively, through 2015. Mr. McBoyle became portfolio manager in 2019. Mr. Lewis became portfolio manager on February 1, 2021. Mr. Palen became portfolio manager on May 1, 2021, and was previously assistant portfolio manager from 2018. Effective September 30, 2024, Francis D. Gannon, a Royce Co-Chief Investment Officer, monitors and, from time to time, adjusts allocations across various segments of the Fund’s portfolio.

VII. Effective as of September 30, 2024, the second paragraph appearing under the heading “Principal Investment Strategy” for Royce Small-Cap Fund is deleted in its entirety and replaced with the relevant information below.

Royce Small-Cap Fund (formerly Royce Pennsylvania Mutual Fund)

The Fund uses multiple investment disciplines in an effort to provide exposure to approaches that have historically performed well in different market environments. These disciplines include “High Quality,” which looks for companies that have high returns on invested capital and that Royce believes have significant competitive advantages; “Emerging Quality,” which seeks companies that are newer in their lifecycle but that Royce believes can become High Quality in the future; “Traditional Value,” which looks for companies trading at prices below Royce’s estimate of their current worth; and “Quality Value,” which seeks companies with attractive profit margins, strong free cash flows, and lower leverage that also trade at what Royce believes are attractive valuations. The Fund’s portfolio managers generally focus on one of these approaches in managing segments of the Fund’s assets. A Royce Co-Chief Investment Officer will monitor and, from time to time, adjust the Fund’s allocations across these segments of the portfolio.

VIII. Effective as of September 30, 2024, the information relating to Jag Sriram, CFA®, under the heading “Management of the Funds” is deleted in its entirety and replaced with the relevant information below.

Jag Sriram, CFA®

Portfolio Manager

Employed by Royce since 2020

Assistant Portfolio Manager for:

Royce Dividend Value Fund

Royce Small-Cap Total Return Fund

Previously a Senior Vice President at Olesen Value Fund (2014-2020). Prior to that, he was a Vice President at Patriarch Management (2011-2014).

IX. Effective as of September 30, 2024, the information appearing under the heading “Management of the Funds” for Royce Dividend Value and Royce Small-Cap Funds that is inconsistent with the relevant disclosure above is hereby revised accordingly.

July 15, 2024

ISI-PM-0724

The Royce Fund

Supplement to the Consultant and R Class Shares Prospectus Dated May 1, 2024

Royce Premier Fund
Royce Small-Cap Fund
Royce Small-Cap Total Return Fund

I. Effective as of July 31, 2024, the paragraph appearing under the heading “Investment Adviser and Portfolio Management” for Royce Premier Fund is deleted in its entirety and replaced with the relevant information below.

Royce Premier Fund

Royce & Associates, LP is the Fund’s investment adviser and a limited partnership organized under the laws of Delaware. Royce & Associates primarily conducts its business under the name Royce Investment Partners. Portfolio Managers Lauren A. Romeo and Steven G. McBoyle are the Fund’s co-lead portfolio managers. They are assisted by Portfolio Manager Andrew S. Palen. Ms. Romeo and Mr. McBoyle became co-lead portfolio managers on April 1, 2022. Ms. Romeo (2016-2022) and Mr. McBoyle (2016-2022) were previously the Fund’s portfolio managers. Prior to that, Ms. Romeo (2006-2015) and Mr. McBoyle (2014-2015) were the Fund’s assistant portfolio managers. Mr. Palen became assistant portfolio manager on February 7, 2022.

II. Effective as of July 31, 2024, the paragraph appearing under the heading “Investment Adviser and Portfolio Management” for Royce Small-Cap Total Return Fund is deleted in its entirety and replaced with the relevant information below.

Royce Small-Cap Total Return Fund

Royce & Associates, LP is the Fund’s investment adviser and a limited partnership organized under the laws of Delaware. Royce & Associates primarily conducts its business under the name Royce Investment Partners. Miles Lewis is the Fund’s lead portfolio manager. Portfolio Manager Joseph Hintz, CFA®, manages the Fund with him. They are assisted by Jag Sriram, CFA®. Mr. Lewis became lead portfolio manager on May 1, 2021, and previously was portfolio manager (May 2020-May 2021). Mr. Hintz became portfolio manager on July 31, 2024, and previously was assistant portfolio manager (May 2022-July 2024). Mr. Sriram became assistant portfolio manager on July 31, 2024.

III. Effective as of July 31, 2024, the information below relating to Jag Sriram, CFA®, is added under the heading “Management of the Funds.”

Jag Sriram, CFA®

Portfolio Manager

Employed by Royce since 2020

Assistant Portfolio Manager for:

Royce Small-Cap Total Return Fund

Previously a Senior Vice President at Olesen Value Fund (2014-2020). Prior to that, he was a Vice President at Patriarch Management (2011-2014).

IV. Effective as of July 31, 2024, the information appearing under the heading “Management of the Funds” for Royce Premier and Royce Small-Cap Total Return Funds that is inconsistent with the relevant disclosure above is hereby revised accordingly.

V. Effective as of September 30, 2024, the paragraph appearing under the heading “Investment Adviser and Portfolio Management” for Royce Small-Cap Fund is deleted in its entirety and replaced with the relevant information below.

Royce Small-Cap Fund (formerly Royce Pennsylvania Mutual Fund)

Royce & Associates, LP is the Fund’s investment adviser and a limited partnership organized under the laws of Delaware. Royce & Associates primarily conducts its business under the name Royce Investment Partners. Portfolio Managers Jay S. Kaplan, Lauren A. Romeo, Steven G. McBoyle, Miles Lewis, and Andrew S. Palen manage the Fund. Mr. Kaplan and Ms. Romeo became portfolio managers in 2016 and were previously assistant portfolio managers from 2003 and 2006, respectively, through 2015. Mr. McBoyle became portfolio manager in 2019. Mr. Lewis became portfolio manager on February 1, 2021. Mr. Palen became portfolio manager on May 1, 2021, and was previously assistant portfolio manager from 2018. Effective September 30, 2024, Francis D. Gannon, a Royce Co-Chief Investment Officer, monitors and, from time to time, adjusts allocations across various segments of the Fund’s portfolio.

VI. Effective as of September 30, 2024, the second paragraph appearing under the heading “Principal Investment Strategy” for Royce Small-Cap Fund is deleted in its entirety and replaced with the relevant information below.

Royce Small-Cap Fund (formerly Royce Pennsylvania Mutual Fund)

The Fund uses multiple investment disciplines in an effort to provide exposure to approaches that have historically performed well in different market environments. These disciplines include “High Quality,” which looks for companies that have high returns on invested capital and that Royce believes have significant competitive advantages; “Emerging Quality,” which seeks companies that are newer in their lifecycle but that Royce believes can become High Quality in the future; “Traditional Value,” which looks for companies trading at prices below Royce’s estimate of their current worth; and “Quality Value,” which seeks companies with attractive profit margins, strong free cash flows, and lower leverage that also trade at what Royce believes are attractive valuations. The Fund’s portfolio managers generally focus on one of these approaches in managing segments of the Fund’s assets. A Royce Co-Chief Investment Officer will monitor and, from time to time, adjust the Fund’s allocations across these segments of the portfolio.

VII. Effective as of September 30, 2024, the information appearing under the heading “Management of the Funds” for Royce Small-Cap Fund that is inconsistent with the relevant disclosure above is hereby revised accordingly.

July 15, 2024

CR-PM-0724